U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

                        Read instructions at end of Form
                          before preparing Form. Please
                                 print or type.

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1.     Name and address of issuer:
           Williamsburg Investment Trust
           312 Walnut Street, 21st Floor
           Cincinnati, Ohio 45202
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2.     Name of each series or class of funds for which this notice is filed:
       FBP Contrarian Balanced Fund
       FBP Contrarian Equity Fund
       The Government Street Equity Fund
       The Government Street Bond Fund
       The Alabama Tax Free Bond Fund
       The Jamestown Balanced Fund
       The Jamestown Equity Fund
       The Jamestown International Equity Fund
       The Jamestown Bond Fund
       The Jamestown Short Term Bond Fund
       The Jamestown Tax Exempt Virginia Fund
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3.     Investment Company Act File Number: 811-5685

       Securities Act File Number: 33-25301
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4.     Last day of fiscal year for which this notice is filed:

       March 31, 1997
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5.     Check box if this  notice  is being  filed  more than 180 days  after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                [  ]
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6.     Date of termination of issuer's declaration under rule
       24f-2(a)(1), if applicable (see instruction A.6):

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7.     Number and  amount of  securities  of the same class or series  which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                        NONE


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8.     Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                         NONE
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9.     Number and aggregate sale price of securities sold during the fiscal year:
                                         NUMBER OF SHARES  SALE PRICE
                                          -------------    ----------

FBP Contrarian Balanced Fund                  346,188       $ 5,369,393
FBP Contrarian Equity Fund                    467,711         7,247,789
The Government Street Equity Fund             162,325         5,118,742
The Government Street Bond Fund               170,003         3,531,544
The Alabama Tax Free Bond Fund                202,023         2,068,564
The Jamestown Balanced Fund                   631,119         9,763,400
The Jamestown Equity Fund                     788,755        11,827,742
The Jamestown International Equity Fund     3,000,775        29,619,931
The Jamestown Bond Fund                       892,247         9,262,915
The Jamestown Short Term Bond Fund            226,810         2,203,737
The Jamestown Tax Exempt Virginia Fund        349,394         3,430,016
                                            -----------      ----------
                      ISSUER TOTALS         7,237,350       $89,443,773
                                            ===========     ==========
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10.    Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
       24f-2:
                                         NUMBER OF SHARES  SALE PRICE
                                           -------------  ----------
FBP Contrarian Balanced Fund                  346,188     $ 5,369,393
FBP Contrarian Equity Fund                    467,711       7,247,789
The Government Street Equity Fund             162,325       5,118,742
The Government Street Bond Fund               170,003       3,531,544
The Alabama Tax Free Bond Fund                202,023       2,068,564
The Jamestown Balanced Fund                   631,119       9,763,400
The Jamestown Equity Fund                     788,755      11,827,742
The Jamestown International Equity Fund     3,000,775      29,619,931
The Jamestown Bond Fund                       892,247       9,262,915
The Jamestown Short Term Bond Fund            226,810       2,203,737
The Jamestown Tax Exempt Virginia Fund        349,394       3,430,016
                                            -----------   ----------
                         ISSUER TOTALS      7,237,350     $89,443,773
                                            ===========   ============

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11.    Number and aggregate  sale price of  securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                           NUMBER OF SHARES  SALE PRICE
                                             ------------    ----------
FBP Contrarian Balanced Fund                   140,100    $ 2,148,852
FBP Contrarian Equity Fund                      27,437         415,382
The Government Street Equity Fund               76,331       2,347,971
The Government Street Bond Fund                 80,355       1,663,544
The Alabama Tax Free Bond Fund                  46,910         480,364
The Jamestown Balanced Fund                    383,386       5,853,635
The Jamestown Equity Fund                       43,245         671,223
The Jamestown International Equity Fund         10,836         105,780
The Jamestown Bond Fund                        409,635       4,238,186
The Jamestown Short Term Bond Fund              60,494         582,861
The Jamestown Tax Exempt Virginia Fund          25,420         251,004
                                             ------------    ----------
                          ISSUER TOTALS      1,304,149     $18,758,802
                                             ===========    ==========
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12.    Calculation of registration fee:

       (i)        Aggregate sale price of securities
                  sold during the fiscal year in
                  reliance on rule 24f-2 (from Item 10):           $89,443,773
                                                                  ------------
       (ii)       Aggregate price of shares issued in
                  connection with dividend reinvestment
                  plans (from Item 11, if applicable):           +  18,758,802
                                                                 -------------
       (iii)      Aggregate price of shares redeemed or
                  purchased during the fiscal year
                  (if applicable):                               -  40,172,792
                                                                 -------------
       (iv)       Aggregate price of shares redeemed or
                  repurchased and previously applied as
                  a reduction to filing fees pursuant to
                  rule 24e-2 (if applicable)                     +
                                                                 -------------
       (v)        Net aggregate price of securities sold
                  and issued during the fiscal year in
                  reliance on rule 24f-2 [line (i), plus
                  line (ii), less line (iii), plus line
                  (iv)] (if applicable):                           $68,029,783
                                                                 -------------
       (vi)       Multiplier prescribed by Section 6(b) of
                  the Securities Act of 1933 or other
                  applicable law or regulation (see
                  Instruction C.6):                              x .0003030303
                                                                 -------------
       (vii)      Fee due [line (i) or line (v) multiplied
                  by line (vi)]:                                 $   20,615.09

                                                                 =============



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Instruction: Issuers should complete line (ii), (iii), (iv), and (v)
             only if the form is being filed within 60 days after the
             close of the issuer's fiscal year.  See Instruction C.3.
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13.    Check box if fees are being remitted to the Commission's
       lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
       17CFR 202.3a).
                                                         [X]
       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                      May 27, 1997
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                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)*    /s/ John F. Splain
                                    ----------------------------------------
                                    John F. Splain, Secretary
                                    ----------------------------------------
       Date May 30, 1997
            -------------

*Please print the name and title of the signing officer below the signature.



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                            SULLIVAN & WORCESTER LLP
                             ONE POST OFFICE SQUARE
                           BOSTON, MASSACHUSETTS 02109
                                 (617) 338-2800
                              Fax No. 617-338-2880

In Washington, D.C.                                In New York City
1025 Connecticut Ave., N.W.                        767 Third Ave.
Washington, D.C. 20036                             New York, New York 10017
(202) 775-8190                                     (212) 486-8200
Fax No. 202-293-2275                               Fax No. 212-758-2151







                                  May 28, 1997



Williamsburg Investment Trust
c/o Countrywide Fund Services, Inc.
312 Walnut Street
Cincinnati, Ohio 45202-3874

Ladies and Gentlemen:

         This opinion is being delivered to you in connection with your Registration Statement on Form N-1A under the Securities Act of 1933, as amended, under which you have registered an indefinite number of shares of beneficial interest, $0.01 par value per share, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. In particular, this opinion relates to the notice which you are filing under Rule 24f-2 (the "Rule 24f-2 Notice") which makes definite in number the 8,541,499 shares of beneficial interest, $0.01 par value per share, which you sold in the year ended March 31, 1997 (the "Shares"), as indicated in more detail in your Annual Notice of Securities Sold Pursuant to Rule 24f-2.

         We have made such inquiry of your officers and trustees and have examined such corporate documents, records and certificates and other documents and such questions of law as we have deemed necessary for the purposes of this opinion.

         In rendering this opinion, we have relied, with your approval, as to all questions of fact material to this opinion, upon certificates of public officials and of your officers and have assumed, with your approval, that the signatures on all documents examined by us are genuine, which facts we have not independently verified.

         Based upon and subject to the foregoing, we are of the opinion that the Shares were legally and validly issued, fully paid and nonassessable.



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                                                                -2-


         With respect to the opinion stated above, we wish to point out that the shareholders of a Massachusetts business trust may, under some circumstances, be subject to assessment at the instance of creditors to pay the obligations of such trust in the event that its assets are insufficient for the purpose.

         We hereby consent to your attaching this opinion to the Rule 24f-2 Notice and making it a part thereof. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

                                      Very truly yours,

                                      /s/ Sullivan & Worcester LLP

                                      Sullivan & Worcester LLP





















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